UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 48.8%
Commercial Loans — 41.1%
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	$2,400,000	$2,400,000	$2,400,000
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,840,820	1,840,820	1,932,860
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,288,579	1,288,579	1,068,746
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12	6/11/02	1,781,971	1,781,971	1,781,975
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 ¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,598,660	1,598,660	1,646,620
Naples Boat Club, Naples, FL, 6.43%, 1/1/17	12/28/06	1,531,262	1,531,262	1,607,825
Palace Court, Santa Fe, NM, 5.88%, 1/1/13 ¶	10/2/06	1,858,913	1,858,913	1,858,913
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,879,001	1,879,001	1,570,479
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,311,383	1,311,383	1,376,953
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,695,378	1,695,378	1,780,147
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¿	12/20/07	3,188,886	3,188,886	1,961,165
			23,624,853	22,318,183
Multifamily Loans — 7.1%
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 §	6/3/04	1,096,760	1,096,760	926,051
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15	12/22/05	2,044,432	2,042,479	2,044,432
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/13	2/21/03	776,596	776,596	776,596
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/13	2/21/03	148,374	148,374	135,230
			4,064,209	3,882,309
Single Family Loans — 0.6%
American Portfolio, 1 loan, California, 2.88%, 1/1/17	7/18/95	12,391	11,804	12,256
Anivan, 1 loan, Maryland, 2.88%, 10/1/15	6/14/96	38,979	39,231	39,148
Bank of New Mexico, 1 loan, New Mexico, 3.63%, 2/1/18	5/31/96	21,338	21,338	21,797
Bluebonnet Savings & Loan, 4 loans, Texas, 3.38%, 1/7/15	5/22/92	35,983	35,983	36,032
Fairbanks, 1 loan, Utah, 4.13%, 11/1/18	5/21/92	13,242	11,239	13,485
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.51%, 2/13/18	2/26/92	90,315	86,181	93,024
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	33,621	31,940	34,630
Nomura III, 1 loan, California, 4.25%, 5/1/19	9/29/95	39,144	35,384	40,040
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	21,327	17,480	21,967
			290,580	312,379
Total Whole Loans			27,979,642	26,512,871
Corporate Note ¥ ¶ — 6.6%
Fixed Rate — 6.6%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,570,000
U.S. Government Agency Mortgage-Backed Securities — 19.6%
Fixed Rate — 19.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		185,494	188,101	200,841
9.00%, 7/1/30, #C40149		53,246	54,270	67,388
5.00%, 5/1/39, #G05430 a		905,259	927,302	975,643
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a		64,900	65,389	69,900
5.00%, 7/1/18, #724954 a		623,323	622,920	675,088
6.50%, 6/1/29, #252497 a		61,526	61,229	70,729
7.50%, 3/1/30, #495694		34,441	34,037	37,585
7.50%, 5/1/30, #535289 a		18,594	18,143	22,735
8.00%, 5/1/30, #538266 a		6,961	6,898	7,326
6.00%, 5/1/31, #535909 a		105,699	106,137	119,216

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
6.50%, 11/1/31, #613339 a	$72,605	$73,786	$83,102
5.50%, 7/1/33, #720735 a	844,147	836,578	927,700
5.00%, 7/1/39, #935588 a	463,570	473,795	502,935
4.00%, 12/1/40, #AB1959 a	1,123,494	1,120,395	1,208,097
4.00%, 12/1/40, #MA0583 a	723,576	731,581	770,970
4.00%, 1/1/41, #MA0614 a	1,062,885	1,052,271	1,132,503
3.50%, 3/1/41, #AE0981 a	1,802,314	1,861,125	1,893,538
3.50%, 3/1/42, #AB4749 a	1,782,109	1,844,851	1,872,589

Total U.S. Government Agency Mortgage-Backed Securities		10,078,808	10,637,885

Commercial Mortgage-Backed Securities ¶ — 29.8%
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 a Δ	1,200,000	997,243	1,359,600
5.69%, 6/11/50, Series 2007-PW17, Class A4 a	1,985,000	1,782,472	2,259,291
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	957,295	1,390,562
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.39%, 7/15/44, Series 2005-CD1, Class A4 Δ	2,357,000	1,574,923	2,619,968
5.89%, 11/15/44, Series 2007-CD5, Class A4 Δ	1,550,000	1,454,491	1,777,520
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,087,160	3,256,552
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.31%, 4/15/41 a Δ	1,875,000	1,422,569	2,180,807
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.82%, 6/11/42 Δ	1,160,000	951,381	1,341,175

Total Commercial Mortgage-Backed Securities		11,227,534	16,185,475

Preferred Stocks ☒ — 32.1%
Real Estate Investment Trusts — 32.1%
Alexandria Real Estate Equities, Series E	33,850	830,002	866,898
BRE Properties, Series D	2,400	47,688	60,675
Developers Diversified Realty, Series H	12,060	247,230	301,500
Developers Diversified Realty, Series I	1,950	40,657	48,926
Digital Realty, Series E	48,414	1,231,102	1,263,605
Digital Realty, Series F	6,000	152,580	152,160
Duke Realty, Series J	2,100	52,246	52,500
Duke Realty, Series L	8,750	167,300	217,254
Duke Realty, Series O	20,300	479,080	531,657
Equity Residential Properties, Series K	10,000	557,500	698,438
Equity Residential Properties, Series N	28,800	557,520	732,096
Health Care REIT, Series J	26,000	649,995	679,614
Hospitality Properties, Series C	32,803	824,995	833,163
Kimco Realty, Series G	50,700	1,320,735	1,306,032
National Retail Properties, Series D	33,278	834,335	846,260
ProLogis, Series L	35,060	801,940	881,980
ProLogis, Series M	5,600	139,850	140,112
ProLogis, Series R	26,975	636,199	684,599
ProLogis, Series S	3,800	79,800	95,000
PS Business Parks, Series H	22,060	389,700	561,151
PS Business Parks, Series I	4,240	83,401	107,590
PS Business Parks, Series P	3,750	71,887	95,274
PS Business Parks, Series R	9,500	234,175	254,125
Public Storage, Series A	6,000	144,291	156,720
Public Storage, Series C	5,000	100,000	127,150
Public Storage, Series F	9,300	231,105	236,769
Public Storage, Series X	3,000	74,330	76,290
Public Storage, Series Z	11,500	282,309	291,974
Realty Income, Series E	37,060	714,246	940,397
Regency Centers, Series E	24,060	483,600	608,237

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶
Simon Property Group, Series J	11,000	$511,500	$762,437
Vornado Realty, Series E	4,800	121,338	124,747
Vornado Realty, Series F	20,000	503,000	509,780
Vornado Realty, Series G	30,000	483,000	761,670
Weingarten Realty Investors, Series D	16,000	394,080	403,360
Weingarten Realty Investors, Series E	16,154	411,927	410,635
Weingarten Realty Investors, Series F	25,500	608,175	645,889

Total Preferred Stocks		15,492,818	17,466,664

Total Unaffiliated Investments		68,278,802	74,372,895

Short-Term Investment — 5.8%
First American Prime Obligations Fund, Class Z, 0.07% W	3,152,120	3,152,120	3,152,120

Total Investments ▲ — 142.7%		$71,430,922	$77,525,015

Other Assets and Liabilities, Net — (42.7)%			(23,183,630)

Total Net Assets — 100.0%			$54,341,385

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures, as further described below. On May 31, 2012, the total fair value of these securities was $30,082,871 or 55.4% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2012.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2012.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2012, securities valued at $16,332,610 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,455,000	5/14/12	0.35%	6/13/12	$1,655	(1)
503,264	5/29/12	0.35%	6/13/12	15	(1)
3,621,000	5/24/12	1.59%	6/25/12	1,279	(2)

$13,579,264				$2,949

*	Interest rate as of May 31, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $185,494 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $905,259 par
Federal National Mortgage Association, 6.00%, 10/1/16, $64,900 par
Federal National Mortgage Association, 5.00%, 7/1/18, $623,323 par

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Federal National Mortgage Association, 6.50%, 6/1/29, $61,526 par

Federal National Mortgage Association, 7.50%, 5/1/30, $18,594 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,961 par

Federal National Mortgage Association, 6.00%, 5/1/31, $105,699 par

Federal National Mortgage Association, 6.50%, 11/1/31, $72,605 par

Federal National Mortgage Association, 5.50%, 7/1/33, $844,147 par

Federal National Mortgage Association, 5.00%, 7/1/39, $463,570 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,123,494 par

Federal National Mortgage Association, 4.00%, 12/1/40, $723,576 par

Federal National Mortgage Association, 4.00%, 1/1/41, $1,062,885 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,802,314 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,782,109 par

(2)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $1,200,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50, $1,985,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.31%, 4/15/41, $1,875,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2012.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2012, securities valued at $17,466,664 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$8,500,000	1.14%	$269

*	Interest rate as of May 31, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

Alexandria Real Estate Equities, Series E, 33,850 shares

BRE Properties, Series D, 2,400 shares

Developers Diversified Realty, Series H, 12,060 shares

Developers Diversified Realty, Series I, 1,950 shares

Developers Diversified Realty, Series I, 1,950 shares

Digital Realty, Series E, 48,414 shares

Digital Realty, Series F, 6,000 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Duke Realty, Series O, 20,300 shares

Equity Residential Properties, Series K, 10,000 shares

Equity Residential Properties, Series N, 28,800 shares

Health Care REIT, Series J, 26,000 shares

Hospitality Properties, Series C, 32,803 shares

Kimco Realty, Series G, 50,700 shares

National Retail Properties, Series D, 33,278 shares

ProLogis, Series L, 35,060 shares

ProLogis, Series M, 5,600 shares

ProLogis, Series R, 26,975 shares

ProLogis, Series S, 3,800 shares

PS Business Parks, Series H, 22,060 shares

PS Business Parks, Series I, 4,240 shares

PS Business Parks, Series P, 3,750 shares

PS Business Parks, Series R, 9,500 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series C, 5,000 shares

Public Storage, Series F, 9,300 shares

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Public Storage, Series X, 3,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series E, 24,060 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series E, 4,800 shares

Vornado Realty, Series F, 20,000 shares

Vornado Realty, Series G, 30,000 shares

Weingarten Realty Investors, Series D, 16,000 shares

Weingarten Realty Investors, Series E, 16,954 shares

Weingarten Realty Investors, Series F, 25,500 shares

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2012.

▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $71,430,922. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,050,520
Gross unrealized depreciation	(1,956,427)

Net unrealized appreciation	$6,094,093

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$26,512,871	$26,512,871
Corporate Note	—	—	3,570,000	3,570,000
U.S. Government Agency Mortgage-Backed Securities	—	10,637,885	—	10,637,885
Commercial Mortgage-Backed Securities	—	16,185,475	—	16,185,475
Preferred Stocks	17,466,664	—	—	17,466,664
Short-Term Investment	3,152,120	—	—	3,152,120

Total Investments	$20,618,784	$26,823,360	$30,082,871	$77,525,015

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Total Fair Value
Balance as of August 31, 2011	$25,673,461	$3,605,000	$29,278,461
Accrued discounts/premiums	1,129	—	1,129
Realized gain	2,066	—	2,066
Net change in unrealized appreciation or depreciation	516,393	(35,000)	481,393
Purchases	2,400,000	—	2,400,000
Sales	(2,080,178)	—	(2,080,178)

Balance as of May 31, 2012	$26,512,871	$3,570,000	$30,082,871

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2012	$378,257	$(35,000)	$343,257

During the period ended May 31, 2012, the fund recognized no transfers between valuation levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities

U.S. government agency and commercial mortgage-backed securities are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are initially fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate (the “anticipated recovery rate” methodology). Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at May 31, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Commercial & Multifamily Whole Loans	$3,700,506	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.82% - 2.87% (2.86%) 0.97 - 1.65 (1.12)
Commercial & Multifamily Whole Loans, Corporate Notes	21,708,821	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,961,165	Price Floor	Loss Severity	38.5%
Commercial Whole Loans	2,400,000	Cost	N/A	N/A
Single Family Whole Loans	162,758	Discounted Cash Flow	Yield Spread	2.17% - 3.00% (2.52%)
Single Family Whole Loans	149,621	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2012